Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

Acquisition of KADI

On January 8, 2018, the Company entered into a letter of intent to acquire a 60% equity interest in Shanghai KADI Machinery Technology Co., Ltd (“KADI”), a Chinese company that develops software and hardware solutions for electric vehicle control modules, for an aggregate consideration of $15 million consisting of $11.7 million in cash and an agreed-upon value of $3.3 million in the Company’s ordinary shares with the selling shareholders of KADI. KADI is not a customer or a supplier of Borqs. In accordance with the letter of intent, the Company have made three of four scheduled cash advances to KADI amounted to $450,000, which is recorded as other non-current assets. The remaining fourth payment of $150,000 will be paid in May 2018. These advances will be deducted from the cash consideration to KADI under the definitive agreement to be negotiated.  If this transaction fails to be consummated within nine months after signing of the letter of intent, the advance payments will be exchanged into equity interest representing 5% of the outstanding capital stock of KADI on such date. There are no termination fees or penalties under the letter of intent.

24.	SUBSEQUENT EVENTS

(a)	Repurchase of Shares from Zhengqi International Holding Ltd.

On January 10, 2018, we entered into a stock repurchase agreement (“Stock Repurchase Agreement”) with Zhengqi International Holding Limited (“Zhengqi”), pursuant to which we agreed to repurchase 966,136 of our ordinary shares that were originally issued and sold to Zhengqi on August 18, 2017, at an aggregate purchase price of approximately US$10 million, or US$10.40 per share. In addition, Zhengqi agreed to forfeit all of its rights to 1,278,776 shares that had been held in escrow and which will instead be treated as part of the merger consideration shares under the merger agreement pursuant to which the Company acquired Borqs International. The Stock Repurchase Agreement provides that those shares will be treated in the following manner: 51,151 shares (4% of the total) became additional shares placed in an indemnity escrow account; and 1,227,625 shares were distributed to the former Borqs International shareholders based on their respective proportionate interests in the merger consideration. The funds used in the repurchase were the same amount of funds provided by Zhengqi when the shares were sold to Zhengqi on August 18, 2017 under the Backstop and Subscription Agreement between the Company, Zhengqi and EarlyBirdCapital. The Company and Zhengqi are currently making arrangements for the completion of this transaction.

(b)	Investment into Crave and Colmei.

On January 18, 2018, the Company entered into an agreement with Colmei Technology International Ltd (“Colmei”) and its affiliate Shenzhen Crave Communication Co., Ltd (“Crave”), along with the shareholders of Crave and Colmei (“Selling Shareholders”), pursuant to which the Selling Shareholders agreed to sell to the Company and the Company agreed to acquire 13.8% of the outstanding shares of Crave and 13.8% of the outstanding shares of Colmei from the Selling Shareholders, which will not result in the Company’s significant influence in either Colmei or Crave. Under the agreement, the Company will pay purchase consideration consisting of Company shares and cash. The Company shares will consist of 473,717 ordinary shares to be issued to the Selling Shareholders at closing and cash in the amount of US$10.0 million to be paid to the Selling Shareholders over a period of 36 months. If approved by the Company’s board of directors, the Company will also issue additional shares to the Selling Shareholders if the aggregate value of the Company shares initially issued to the Selling Shareholders under this agreement is less than US$3.0 million on August 18, 2018. This transaction was completed on March 22, 2018.

(c)	Share Purchase by Employees of our Subsidiary in India.

In effort to gain compliance with Nasdaq’s requirement for the Company to have at least 300 round lot shareholders by April 10, 2018, the Company initiated a restricted ordinary shares purchase program through which eligible employees of our wholly owned subsidiary in India, Borqs Software Solutions Private Ltd, were allowed to voluntarily participate in the purchase of between 100 to 250 restricted ordinary shares of the Company pursuant to the terms and conditions of the Company’s 2017 Equity Incentive Plan. The purchase price was set at $9.40 per share which was the closing price of the Company’s ordinary shares as traded on Nasdaq on March 19, 2018, the day immediately prior to the date of the transaction. The participants of the program paid for the shares by having the purchase amount deducted from their payroll on March 23, 2018. A total of 222 employees participated and purchased a total of 29,170 ordinary shares.

(d)	Public Offering of Ordinary Shares

For financing of the Company’s working capital needs and intended acquisitions, the Company is contemplating a public offering of its ordinary shares to be underwritten by the Maxim Group. A registration statement on form S-1 was filed on February 14, 2018 and the Company received a round of comments from the SEC on March 13, 2018. After the filing of this annual report, the Company will immediately respond to those SEC comments and file an amended S-1 incorporating the Company’s 2017 audited financial statements.

(e)	Acquisition of Shanghai KADI Machinery Technology Co., Ltd. (“KADI”)

On January 8, 2018, the Company entered into a letter of intent to acquire a 60% equity interest in KADI, a Chinese company that develops software and hardware solutions for electric vehicle control modules, such as charging, battery management and vehicle controls. We are currently negotiating a definitive agreement to acquire such equity interest for an aggregate of $11.7 million in cash to be paid to KADI and ordinary shares with an agreed-upon value of $3.3 million to be issued to selling shareholders of KADI. KADI is not a customer or a supplier of Borqs.